INCOME TAXES - Reconciliation of Income Taxes (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Income Tax [Abstract]
Earnings before income taxes	$ 296.3	$ 153.6
Canadian statutory income tax rates (in percent)	26.53%	26.54%
Income taxes at Canadian statutory rates	$ 78.6	$ 40.8
Effect of differences in tax rates in other jurisdictions	(3.5)	(16.8)
Unrecognized tax benefits and tax benefits not previously recognized	1.4	2.2
(Non-taxable revenues) Non-deductible expenses	(2.8)
(Non-taxable revenues) Non-deductible expenses		1.5
Tax impact on after-tax profit of equity accounted investees	(13.0)	(12.1)
Prior years' tax adjustments	0.5	(1.5)
Other	3.2	(10.5)
Income tax expense	$ 64.4	$ 3.6
Effective tax rate (in percent)	22.00%	2.00%